Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	9.57%	12.06%	(7.12%)	8.34%	6.04%	12.04%	(1.46%)	7.12%	15.88%	(4.09%)
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	11.55%	5.12%	(12.18%)	25.57%	8.30%	27.83%	(3.66%)	14.06%	10.67%	(1.11%)
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class
Prospectus [Line Items]
Annual Return [Percent]	6.78%	10.68%	(5.49%)	6.10%	0.42%	4.33%	1.21%	4.97%	7.75%	5.00%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class
Prospectus [Line Items]
Annual Return [Percent]	12.78%	10.46%	(23.13%)	(0.77%)	14.65%	20.52%
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class
Prospectus [Line Items]
Annual Return [Percent]	7.83%	19.38%	(18.05%)	18.58%	16.72%	28.13%	(3.21%)
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class
Prospectus [Line Items]
Annual Return [Percent]	9.53%	20.53%	(18.22%)